RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Statements of Operations (Details) - USD ($)
	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative	$ 1,883,497			$ 1,796,774	$ 1,940,448	$ 2,652,795	$ 4,593,243	$ 8,057,531	$ 6,390,017	$ 8,807,651		$ 11,117,525
Interest expense	35,405			1,076,607	1,115,953	1,191,862	2,307,815	389,837	3,384,422	3,346,896		864,535
Loss on extinguishment of debt	(3,265,002)			(1,303,969)	(10,293,834)		(10,293,834)	(10,138,337)	(11,597,803)	(20,504,307)		0
Loss before provision for income taxes	(22,421,596)			(4,345,724)	(12,638,883)	(5,705,098)	(18,343,981)	(51,257,996)	(22,689,705)	(34,515,754)		(20,710,446)
Net Income (Loss)	$ (22,421,596)	$ (12,224,975)	$ (16,611,425)	$ (4,345,724)	$ (12,638,883)	(5,705,098)	$ (18,343,981)	$ (51,257,996)	$ (22,689,705)	$ (34,515,754)		$ (20,710,446)
Net loss per common share, basic	$ (0.2)			$ (1.11)	$ (7.57)		$ (14.15)	$ (0.66)	$ (10.41)	$ (5.91)	[1]	$ (0.63)	[1]
Net loss per common share, diluted	$ (0.2)			$ (1.11)	$ (7.57)		$ (14.15)	$ (0.66)	$ (10.41)	$ (5.91)	[1]	$ (0.63)	[1]
Senior Convertible Notes [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss on extinguishment of debt								$ (1,682,641)
Originally Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative				$ 1,941,085	$ 2,111,018	2,889,345	$ 5,000,363		$ 6,941,448			$ 11,223,449
Interest expense				929,046	941,614	950,867	1,892,481		2,821,527			754,549
Loss on extinguishment of debt				(1,339,017)	(10,346,108)		(10,346,108)		(11,685,125)
Loss before provision for income taxes				(4,377,522)	(12,687,388)	(5,700,653)	(18,388,041)		(22,765,563)			(20,706,384)
Net Income (Loss)				$ (4,377,522)	$ (12,687,388)	$ (5,700,653)	$ (18,388,041)		$ (22,765,563)			$ (20,706,384)
Net loss per common share, basic				$ (1.12)	$ (7.6)	$ (0.15)	$ (14.18)		$ (10.45)			$ (0.63)
Net loss per common share, diluted				$ (1.12)	$ (7.6)	$ (0.15)	$ (14.18)		$ (10.45)			$ (0.63)
Restatement Adjustment [Member] | Junior Note Deferred Financing Cost [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative				$ (144,311)	$ (170,570)	$ (236,550)	$ (407,120)		$ (551,431)			$ (105,924)
Interest expense				144,311	170,570	236,550	407,120		551,431			105,924
Restatement Adjustment [Member] | Senior Convertible Notes [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Interest expense				3,250	3,769	4,445	8,214		11,464			4,062
Loss on extinguishment of debt				35,048	52,274		52,274		87,322
Loss before provision for income taxes				31,797	48,505	(4,445)	44,060		75,857			(4,062)
Net Income (Loss)				$ 31,797	$ 48,505	$ (4,445)	$ 44,060		$ 75,857			$ (4,062)
Net loss per common share, basic				$ 0.01	$ 0.03		$ 0.03		$ 0.03
Net loss per common share, diluted				$ 0.01	$ 0.03		$ 0.03		$ 0.03
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss before provision for income taxes				$ (4,345,725)					$ (22,689,706)
Net Income (Loss)				$ (4,345,725)					$ (22,689,706)

[1]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.